Subsequent Events	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Joint Product Development and Distribution Agreement

Tsuji’s Inc.

On August 26, 2022 (“Effective Date”), the Company and Tsuji’s Inc. (f/s/o Chef Katsuji Tanabe (“CKJ”)) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CKJ Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-year from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the CKJ Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, the Company shall use best efforts to cease the distribution of all CKJ Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 100,000 shares of common stock with grant date fair value of $20,000, or $0.20 per share, based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement. The Company shall record it as deferred compensation to be amortized over the Term of the Development Agreement.

In connection with the sale of CKJ Meals, the Company shall pay to CKJ the following: (i) 5% of all net revenue generated from the sale of CKJ Meals (the “CKJ Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on CKJ Meals less discounts and returns. The CKJ Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CKJ Royalty was earned; (ii) 5% of all Net Revenue generated from the sale of Home Bistro brand orders in which a CKJ Dedicated Code was used at the time of purchase (“CKJ Commission”). The CKJ Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CKJ Commission is earned.

Chef David Burtka

On September 8, 2022 (“Effective Date”), the Company and Chef David Burtka (“CDB”) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CDB Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is one-year from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the CDB Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, the Company shall use best efforts to cease the distribution of all CDB Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 250,000 shares of common stock with grant date fair value of $45,000, or $0.18 per share, based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement. The Company shall record it as deferred compensation to be amortized over the Term of the Development Agreement.

In connection with the sale of CDB Meals, the Company shall pay to CDB the following: (i) 5% of all net revenue generated from the sale of CDB Meals (the “CDB Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on CDB Meals less discounts and returns. The CDB Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CDB Royalty was earned; (ii) 5% of all Net Revenue generated from the sale of Home Bistro brand orders in which a CDB Dedicated Code was used at the time of purchase (“CDB Commission”). The CDB Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CDB Commission is earned.

All Grain LLC

On September 9, 2022 (“Effective Date”), the Company and All Grain LLC (f/s/o Chef Danielle Walker (“CDW”)) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CDW Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-year from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the CDW Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, the Company shall use best efforts to cease the distribution of all CDW Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 100,000 shares of common stock with grant date fair value of $21,000, or $0.21, based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement. The Company shall record it as deferred compensation to be amortized over the Term of the Development Agreement.

In connection with the sale of CDW Meals, the Company shall pay to CDW the following: (i) 5% of all net revenue generated from the sale of CDW Meals (the “CDW Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on CDW Meals less discounts and returns. The CDW Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CDW Royalty was earned; (ii) 5% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a CDW Dedicated Code was used at the time of purchase (“CDW Commission”). The CDW Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CDW Commission is earned.

Common Stock Issued for Convertible Notes

On August 26, 2022, the Company issued 214,427 shares of its common stock upon conversion of debt and accrued interest of $42,778.

Convertible Notes

August 2022 Note

On August 24, 2022 (the “Issue Date”), the Company entered into a Securities Purchase Agreement dated as of August 24, 2022 (the “SPA”), by and between the Company and 1800 Diagonal Lending LLC, a Virginia limited liability company (the “Investor”). Pursuant to the SPA, among other things, the Company agreed to issue to the Investor a convertible note in the original principal amount of $104,250 (the “Note,” and together with the SPA, the “Agreements”). Upon closing, the Company received $92,000 in net proceeds from the Investor, net of fees of $12,250.

The Note accrues interest at an annual interest rate of 8% and a default interest rate of 22%, and matures on August 24, 2023 (the “Maturity Date”). The Investor may convert the Note into shares of the Company’s common stock, 180 days after the Issue Date until the later of (i) the Maturity Date and (ii) the date the Company pays any amounts owed in connection with an event of default. The per share conversion price into which the Note is convertible into shares of Common Stock (the “Conversion Price”) is 65% multiplied by the average of the lowest two closing bid prices for the Common Stock during the ten trading days ending on the last trading day prior to the conversion date.

The Company has the right to prepay the outstanding principal amount of the Note, plus any accrued interest on the outstanding principal (including any default interest) at a rate of (x) 120% during the period ending 120 days after the Issue Date and (y) 125% during the period between 121 days and 180 days after the Issue Date. The Company does not have a prepayment right following the expiration of the 180 day period Upon the occurrence and during the continuation of any event of default under the Note, the Note becomes immediately due and payable and the Company is obligated to pay the Investor in full satisfaction of its obligations thereunder an amount equal to the greater of (i) the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 150% and (ii)(a) the highest number of shares of Common Stock issuable upon conversion of the default sum at the Conversion Price, multiplied by (b) the highest closing price for the Common Stock during the period beginning on the date of first occurrence of the event of default and ending one day prior to the mandatory prepayment date. The obligations under the Note are not secured by any assets of the Company. The Agreements contain other provisions, covenants and restrictions common with this type of debt transaction. Furthermore, the Company is subject to negative covenants under the Agreements, which the Company also believes are also customary for transactions of this type.

September 2022 Note I

On September 9, 2022, the Company entered into a Securities Purchase Agreement (“September 2022 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2022 SPA I, the Company; (i) issued a convertible note with principal amount of $150,000 (“September 2022 Note I”) with the Company receiving $123,000 in net proceeds, net of $15,000 of OID and $12,000 of legal fees; (ii) issued warrants to purchase up to 666,667 shares of common stock (“September 2022 I Warrant”). The 666,667 warrants issued shall be valued using the relative fair value method, recording as a debt discount to be amortized over the twelve-month term of the note. The September 2022 Note I bears an annual interest rate of 15% and matures on September 9, 2023. The September 2022 Note II is convertible shall be convertible into shares of Common Stock hereunder, which shall equal the lower of (i) 75% of the closing price of the Common Stock on the date of the investment, and (ii) 90% of the lowest volume weighted average price for the Common Stock during the five (5) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date, provided, however, that if the Company consummates an Uplist Offering (as defined in this Note) on or before the date that is one hundred and eighty (180) calendar days after the Issuance Date, then the Conversion Price shall equal 75% of the offering price per share of Common Stock (or unit, if units are offered in the Uplist Offering) at which the Uplist Offering is made (for the avoidance of doubt, if a unit includes more than one share of the Common Stock in the Uplist Offering, the Conversion Price shall mean 75% of the unit price divided by the number of shares of Common Stock contained in a unit).

The September 2022 I Warrant issued to the investor, provides for the right to purchase up to 666,667 shares of common stock; (i) shall be valued using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the September 2022 Note; (ii) exercisable at $0.225, provided, however, that if the Company consummates an Uplist Offering (as defined in this Warrant) on or before the date that is one hundred and eighty (180) calendar days after the Issue Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock (or unit, if units are offered in the Uplist Offering) at which the Uplist Offering is made (for the avoidance of doubt, if a unit includes more than one share of the Common Stock in the Uplist Offering, the Exercise Price shall mean 120% of the unit price divided by the number of shares of Common Stock contained in a unit), subject to adjustment as provided herein (including but not limited to cashless exercise). Unless otherwise adjusted pursuant to the terms of this Warrant, if the date of a respective exercise under the Warrant is on or before the date that is one hundred and eighty (180) calendar days after the Issue Date and the Company has not consummated an Uplist Offering, then the exercise price of this Warrant shall equal the initial Exercise Price.

If the Company at any time while the September Note I and September 2022 Warrant I are outstanding, sell or grant any option to purchase, sell, grant any right to re-price, or otherwise dispose of or issue any common stock or common stock equivalents (other than an exempt issuance as defined in the May 2022 Note I and May 2022 Warrant I), at a share price per less than the initial conversion and/or exercise price then the conversion and/or exercise price shall be reduced equal to such price and the number of common stock and/or warrant shares issuable thereunder shall be increased. The September 2022 Note I and September 2022 Warrant I also provide the investor with certain “piggyback” registration rights, permitting them to request that the Company include the shares issued upon conversion of the note or exercise of the warrant, respectively, for sale in certain registration statements filed by the Company under the Securities Act of 1933, as amended.

Consulting Agreements

On August 29, 2022, the Company entered into a six-month Capital Market Advisory Agreement (the “Advisory Agreement”) with a third-party consultant for advisory services. In connection with this Advisory Agreement, the Company shall pay the advisor (1) $5,000 upon execution of the agreement and $5,000 per month to accrue until an uplisting occurs; (2) $25,000 payable upon a NASDAQ uplisting; (3) 100,000 share of the Company’s common stock. The shares shall have reverse split protection through the Nasdaq Listing so that if the Company undertakes a reverse split as part of the of the Nasdaq Listing, the consultant shall receive additional shares immediately after the Nasdaq Listing so that the consultant retains 100,000 shares post reverse split; and (4) the Company will issue 100,000 warrants to the Consultant or its designees exercisable for a period of 5 years with an exercise price of $.20 per share. The warrants shall have a cashless exercise provision in the event that the shares underlying the warrants are not registered in an effective registration statement. In the event that the Company undertakes a reverse split prior to or simultaneous with the Nasdaq Listing, the warrants shall have reverse split protection so that the Consultant shall receive 100,000 warrants exercisable for five years at $.20 per share after the reverse split. The Company issued 100,000 shares of common stock with grant date fair value of $20,000, or $0.20 per share, based on the market price of common stock on grant date.

On September 8, 2022, the Company entered into a six-month Capital Market Advisory Agreement (the “Advisory Agreement II”) with a third-party consultant for advisory and uplisting services. In connection with this Advisory Agreement II, the Company shall pay the advisor 500,000 share of the Company’s common stock with a grant date fair value of $90,000, or $0.18 per share, based on the market price of common stock on grant date.

NOTE 16 - SUBSEQUENT EVENTS

Issuance of Common Stock

On November 8, 2021, the Company issued to a consultant 600,000 shares of common stock with grant date fair value of $725,940 based on the market price of common stock on grant date, as consideration, pursuant to a consulting agreement for business development related services to be rendered for a six-month period. These common stocks are subject to a Lock-Up and Leak Out Agreement.

Subsequent to October 31, 2021, the Company issued an aggregate of 1,187,428 common stock in exchange for net proceeds of $854,405.

On November 8, 2022, the Company issued to a consultant warrant for 100,000 shares of common stock with grant date fair value of $120,757 based on the market price of common stock on grant date, as consideration, pursuant to an agreement.

Lock-Up and Leak Out Agreements

Subsequent to October 31, 2021, the Company and various stockholder (collectively as “Parties”) entered into a Lock-Up and Leak Out Agreement (“Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, stockholders, including the stockholders’ affiliated entities, agrees that for the period beginning on the respective effective dates of their Lock-Up Agreements and ending in the period between November 2021 to May 2022 (the “Lock-Up Period”), the stockholders will not offer, sell, contract to sell, pledge, give, donate, transfer or otherwise dispose of, directly or indirectly, any shares of Company’s common stock or securities convertible into or exercisable for common stock or securities or rights convertible into or exchangeable or exercisable for any common stock, whether owned by the stockholders as the date hereof or acquired subsequent to the date hereof (collectively, the “Lock-Up Shares”), enter into a transaction which would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic or voting consequences of ownership of such securities, whether any such aforementioned transaction is to be settled by delivery of the Lock-Up Shares or such other securities, in cash or otherwise, or publicly disclose the intention to make any such offer, sale, pledge or disposition, or to enter into any such transaction, swap, hedge or other arrangement. In connection with the Lock-Up Agreements, the Company issued an aggregate of 186,037 shares of common stock with grant date fair value of $171,776 which shall be recorded as deferred compensation and amortized over the Lock-Up Period.

Convertible Notes Payments

Subsequent to October 31, 2021, the Company paid an aggregate of $570,645 of outstanding principal and interest (see Note 5).

Joint Product Development and Distribution Agreement

On January 19, 2021 (“Effective Date”), the Company and Spicy Mago Foodies LLC (f/s/o Chef Priyanka Naik (“CPN”)) (collectively as “Parties”), entered into a Joint Product Development and Distribution Agreement (the “Development Agreement”). Pursuant to the Development Agreement, the Parties shall collaboratively develop a brand of meals, marketed and sold utilizing the Property (“CPN Meals”) jointly with the Home Bistro label, under the terms and conditions of the Development Agreement. The Development Agreement shall remain in effect from the Effective Date until the last day of the month that is two-year from the Effective Date (“Term”). The first twelve-month anniversary of the Development Agreement shall be deemed “Year One”. The Company shall only distribute the CPN Meals within the Term and any Renewal Term (defined below), as mutually agreed. The Company agrees that following the Term, the Company shall use best efforts to cease the distribution of all CPN Meals. The Parties shall have the right to renew the Development Agreement for an additional one-year term (“Renewal Term”) upon mutual written consent. The Company issued 100,000 shares of common stock with grant date fair value of $100,000 based on the market price of common stock on grant date, that was deemed to be fully earned, non-assessable and irrevocable upon the execution of the Development Agreement. The Company shall record it as deferred compensation to be amortized over the Term of the Development Agreement.

For the use of Chef Priyanka Naik and all associated intellectual property for the benefit of the CPN Meals, the Company shall pay to CPN the following: (i) 10% of all net revenue generated from the sale of CPN Meals (the “CPN Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on CPN Meals less discounts and returns. The CPN Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CPN Royalty was earned; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a CPN Dedicated Code was used at the time of purchase (“CPN Commission”). The CPN Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the CPN Commission was earned.

Lease Agreement

On November 11, 2021, the Company renewed its lease agreement (“Renewed Lease Agreement”) for their California kitchen facility, effective on January 1, 2022. The Renewed Lease Agreement provides for (i) a term of six months from the effective date ending on June 30, 2022; (ii) a monthly base rent of $9,960 and; (iii) a monthly storage fee of $2,340. The Renewed Lease Agreement can be terminated with two months’ notice.